LONG-TERM INVESTMENT (Tables)	12 Months Ended
Sep. 30, 2023
LONG-TERM INVESTMENT
Schedule of equity method investment

Equity method investment consisted of the following:

	As of	As of
	September 30, 2023	September 30, 2022
Equity method investment:
Cost of equity method investment	452,303	463,907
Profit from equity method investment	208,527	208,255
Dividend Distribution received	(54,825)	(54,592)
Total long-term investment	$606,005	$617,570